Introduction and overview of Group's risk management - Net leverage ratios (Details) $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Borrowings		$ 3,234.4	$ 3,347.9
Borrowings		3,137.7	3,347.9		$ 3,510.8
Lease liabilities		372.4	552.6		602.0
Borrowings and lease liabilities classified as held for sale		370.5
Less: Cash and cash equivalents	[1]	(825.7)	(578.0)	[2]
Less: Cash and cash equivalents classified as held for sale		(27.6)
Net debt		$ 3,027.3	$ 3,322.5
Management consolidated net leverage ratio		3.1	3.7
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Borrowings		$ 96.7
Less: Cash and cash equivalents		(27.6)
Net debt		342.9
Aggregate continuing and discontinuing operations
Disclosure of financial assets [line items]
Adjusted EBITDA		1,134.6	$ 1,061.6
Unallocated corporate expenses		(122.3)	(133.2)		$ (147.7)
Proforma adjustments for disposals		(29.5)	(28.1)
EBITDA net of unallocated corporate expenses and proforma adjustments for disposals		982.8	900.3
Discontinued operations
Disclosure of financial assets [line items]
Adjusted EBITDA		$ 146.9	$ 138.0
Maximum
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA		4	4		4
Minimum
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA		3	3		3

[1]	Excludes $27.6 million cash classified within assets held for sale as of December 31, 2025 (see note 32.2).
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)